Document and Entity Information	Sep. 19, 2019
Cover [Abstract]
Entity Registrant Name	MARVELL TECHNOLOGY GROUP LTD
Entity Address, Address Line One	Canon’s Court
Amendment Flag	false
Entity Central Index Key	0001058057
Document Type	8-K
Document Period End Date	Sep. 19, 2019
Entity Incorporation State Country Code	D0
Entity File Number	0-30877
Entity Tax Identification Number	77-0481679
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
City Area Code	441
Local Phone Number	296-6395
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false